BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 517,975			$ 2,171,553				$ 50,858
Prepaid expenses	131,004							227,594
Total Current Assets	648,979			2,171,553				278,452
Non-Current Assets:
Marketable securities held in Trust Account	12,895,117			44,709,805				237,984,513
Total Non-current Assets	12,895,117			44,709,805				237,984,513
TOTAL ASSETS	13,544,096			46,881,358				238,262,965
Current liabilities:
Accrued expenses	544,188			2,251,823				681,395
Accounts payable	150,649			99,468				97,987
Accrued offering costs	184,047			184,047				184,047
Due to related party	270,590			$ 236,233				$ 244,550
Other Liability, Current, Related Party, Type [Extensible Enumeration]				Related Party [Member]				Related Party [Member]
Administrative support fee - related party	366,500			$ 231,500
Excise tax liability	2,299,092			1,976,947
Total Current Liabilities	3,815,066			4,980,018				$ 1,207,979
Non-current liabilities:
Warrant liability	1,856,000			580,500				527,050
Total Non-current Liabilities	1,856,000			580,500				527,050
TOTAL LIABILITIES	5,671,066			5,560,518				1,735,029
Commitments and Contingencies (Note 8)
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	700,150			760,971
Accumulated deficit	(5,722,812)			(4,150,511)				(1,457,152)
Total Stockholders' Deficit	(5,022,087)	$ (3,580,689)	$ (3,009,671)	(3,388,965)	$ (3,712,358)	$ (3,157,412)	$ (2,797,412)	(1,456,577)	$ (24,255,702)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	13,544,096			46,881,358				238,262,965
Class A common stock subject to redemption
Non-current liabilities:
Class A common stock subject to possible redemption; 200,000,000 shares authorized; 1,163,113 and 4,150,065 shares issued and outstanding subject to possible redemption at redemption value as of September 30, 2024 and December 31, 2023, respectively	12,895,117			44,709,805				237,984,513	$ 234,600,690
Class A common stock not subject to redemption
Stockholders' Deficit
Common stock, value	420			420				0
Class B common stock
Stockholders' Deficit
Common stock, value	$ 155			$ 155				$ 575